UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Small Cap Core Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	38,230	$5,160,285
Esterline Technologies Corp. (a)	15,349	1,134,291
HEICO Corp., Class A	17,925	1,299,563
KLX, Inc. (a)(b)	26,122	1,767,937
Maxar Technologies Ltd.	3,721	174,440

		9,536,516

Air Freight & Logistics — 0.0%
Radiant Logistics, Inc. (a)	43,010	159,137

Airlines — 0.2%
Hawaiian Holdings, Inc.	21,118	760,248

Auto Components — 2.1%
Dana, Inc.	14,343	381,094
Lear Corp.	339	63,247
Modine Manufacturing Co. (a)	101,566	2,336,018
Stoneridge, Inc. (a)	37,215	809,798
Tenneco, Inc.	62,640	3,291,732
Tower International, Inc.	81,978	2,139,626

		9,021,515

Banks — 10.0%
Banner Corp.	34,659	1,915,950
Boston Private Financial Holdings, Inc.	70,109	1,023,591
Cadence BanCorp	172,140	4,720,079
Capital City Bank Group, Inc.	1,736	41,664
Carolina Financial Corp.	7,764	301,321
Cathay General Bancorp	79,540	3,265,912
Central Pacific Financial Corp.	22,698	632,593
CoBiz Financial, Inc.	52,630	997,865
Eagle Bancorp, Inc. (a)	18,050	1,101,953
FCB Financial Holdings, Inc., Class A (a)	1,731	92,868
First Commonwealth Financial Corp.	8,305	116,021
First Connecticut Bancorp, Inc.	39,608	992,180
First Financial Northwest, Inc.	7,380	116,752
First Horizon National Corp.	13,377	254,832
Glacier Bancorp, Inc.	51,122	1,988,646
Guaranty Bancorp	31,583	866,953
Hanmi Financial Corp.	10,234	312,649
Heritage Commerce Corp.	20,888	329,613
Home BancShares, Inc.	32,333	743,336
Hope Bancorp, Inc.	18,248	329,559
Independent Bank Corp.	33,058	755,375
International Bancshares Corp.	2,006	77,532
Lakeland Financial Corp.	16,944	767,733
Macatawa Bank Corp.	17,650	174,559
MBT Financial Corp.	18,415	187,833
Mercantile Bank Corp.	1,372	45,413
Preferred Bank	1,432	89,257
QCR Holdings, Inc.	31,321	1,365,596
Republic Bancorp, Inc., Class A	12,728	474,118
Sandy Spring Bancorp, Inc.	80,655	3,126,188
Seacoast Banking Corp. (a)	18,914	495,925
Shore Bancshares, Inc.	5,018	85,406
Sierra Bancorp	10,303	268,084
SmartFinancial, Inc. (a)	2,949	64,347
South State Corp.	56,846	4,928,548
TriCo Bancshares	3,652	136,402
TriState Capital Holdings, Inc. (a)(b)	18,081	404,110
United Community Banks, Inc.	120,744	3,732,197
West Bancorporation, Inc.	13,115	318,694
Wintrust Financial Corp.	65,835	5,563,716

		43,205,370

Biotechnology — 6.6%
Achaogen, Inc. (a)(b)	9,598	100,107
Achillion Pharmaceuticals, Inc. (a)(b)	163,887	532,633
Aimmune Therapeutics, Inc. (a)	10,653	346,223

Security	Shares	Value
Biotechnology (continued)
Akebia Therapeutics, Inc. (a)	45,314	$647,990
Alder Biopharmaceuticals, Inc. (a)	38,430	534,177
AMAG Pharmaceuticals, Inc. (a)(b)	7,360	154,928
Applied Genetic Technologies Corp. (a)	14,534	55,956
Ardelyx, Inc. (a)	6,373	34,255
Array BioPharma, Inc. (a)	87,453	1,514,686
Atara Biotherapeutics, Inc. (a)(b)	16,987	654,424
Avexis, Inc. (a)	358	44,295
Bluebird Bio, Inc. (a)	7,038	1,414,638
Blueprint Medicines Corp. (a)	1,480	128,109
Calithera Biosciences, Inc. (a)	85,675	659,698
Celldex Therapeutics, Inc. (a)	21,564	48,519
ChemoCentryx, Inc. (a)(b)	91,336	887,786
Clovis Oncology, Inc. (a)	18,785	1,090,845
Conatus Pharmaceuticals, Inc. (a)(b)	57,291	297,913
Concert Pharmaceuticals, Inc. (a)	24,204	529,584
Corvus Pharmaceuticals, Inc. (a)	11,270	92,301
CytomX Therapeutics, Inc. (a)	35,818	1,064,153
Editas Medicine, Inc. (a)	7,474	273,847
Eiger BioPharmaceuticals, Inc. (a)	4,439	41,061
Emergent BioSolutions, Inc. (a)	1,944	96,617
Enanta Pharmaceuticals, Inc. (a)(b)	12,295	966,633
Exact Sciences Corp. (a)	18,962	845,895
Exelixis, Inc. (a)	24,960	643,968
FibroGen, Inc. (a)(b)	28,074	1,546,877
Five Prime Therapeutics, Inc. (a)	21,733	462,044
Foundation Medicine, Inc. (a)	1,251	103,520
Genomic Health, Inc. (a)	21,698	694,336
Halozyme Therapeutics, Inc. (a)	65,615	1,289,991
Heron Therapeutics, Inc. (a)	9,464	192,592
Immune Design Corp. (a)	9,948	28,849
Invitae Corp. (a)(b)	14,361	94,639
Ironwood Pharmaceuticals, Inc. (a)(b)	79,263	1,125,535
Jounce Therapeutics, Inc. (a)(b)	4,035	85,058
Ligand Pharmaceuticals, Inc. (a)	608	92,349
Loxo Oncology, Inc. (a)	2,526	280,942
Mersana Therapeutics, Inc. (a)	3,196	55,323
MiMedx Group, Inc. (a)(b)	12,432	88,143
Miragen Therapeutics, Inc. (a)	10,385	57,637
Myriad Genetics, Inc. (a)	24,214	785,018
PDL BioPharma, Inc. (a)	317,659	762,382
Pfenex, Inc. (a)	57,460	222,370
Portola Pharmaceuticals, Inc. (a)	2,285	96,701
Protagonist Therapeutics, Inc. (a)	5,078	86,072
Prothena Corp. PLC (a)(b)	9,327	314,227
PTC Therapeutics, Inc. (a)(b)	19,671	506,528
Puma Biotechnology, Inc. (a)	6,211	405,889
Ra Pharmaceuticals, Inc. (a)	6,337	40,430
Recro Pharma, Inc. (a)	20,087	180,984
REGENXBIO, Inc. (a)	2,607	74,169
Repligen Corp. (a)	2,063	70,740
Retrophin, Inc. (a)	27,879	697,533
Sage Therapeutics, Inc. (a)	8,463	1,365,590
Sangamo Therapeutics, Inc. (a)	24,447	585,506
Sarepta Therapeutics, Inc. (a)(b)	2,456	154,163
Sorrento Therapeutics, Inc. (a)	47,638	473,998
Spark Therapeutics, Inc. (a)(b)	4,718	269,398
Spectrum Pharmaceuticals, Inc. (a)	9,003	193,655
Vanda Pharmaceuticals, Inc. (a)(b)	47,100	887,835
Veracyte, Inc. (a)	15,683	94,412
Xencor, Inc. (a)	7,270	222,680

		28,389,356

Building Products — 1.7%
Builders FirstSource, Inc. (a)	37,986	728,571
Trex Co., Inc. (a)	24,057	2,487,494
Universal Forest Products, Inc.	130,536	4,299,856

		7,515,921

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets — 1.3%
BGC Partners, Inc., Class A	63,014	$833,045
Moelis & Co., Class A	66,834	3,391,825
OM Asset Management PLC	38,705	593,348
Piper Jaffray Cos.	11,119	928,437

		5,746,655

Chemicals — 2.8%
AdvanSix, Inc. (a)	10,355	428,179
Calgon Carbon Corp.	10,528	223,720
H.B. Fuller Co.	12,571	633,453
Ingevity Corp. (a)	10,405	779,439
Innospec, Inc.	46,717	3,034,269
Koppers Holdings, Inc. (a)	40,709	1,644,644
Kraton Corp. (a)	1,283	54,412
PolyOne Corp.	6,606	272,894
Quaker Chemical Corp.	5,160	735,455
Sensient Technologies Corp.	35,652	2,565,161
Stepan Co.	9,089	728,029
Trinseo SA	14,061	1,119,256

		12,218,911

Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	31,354	396,628
ARC Document Solutions, Inc. (a)	133,032	283,358
Brady Corp., Class A	25,288	945,771
Brink’s Co.	12,496	918,456
CECO Environmental Corp.	15,187	62,419
Essendant, Inc.	4,603	36,548
InnerWorkings, Inc. (a)	4,029	37,188
Interface, Inc.	62,331	1,508,410
Matthews International Corp., Class A	29,605	1,517,256
MSA Safety, Inc.	522	42,089
SP Plus Corp. (a)	16,733	602,388

		6,350,511

Communications Equipment — 1.5%
Aerohive Networks, Inc. (a)	88,167	369,420
Applied Optoelectronics, Inc. (a)	3,325	92,867
Ciena Corp. (a)	88,399	2,048,205
Extreme Networks, Inc. (a)	46,641	532,174
Finisar Corp. (a)(b)	53,177	957,186
Infinera Corp. (a)(b)	12,922	128,574
InterDigital, Inc.	4,400	315,920
Lumentum Holdings, Inc. (a)	8,746	533,506
NETGEAR, Inc. (a)	17,379	968,879
Ubiquiti Networks, Inc. (a)(b)	9,650	613,740

		6,560,471

Construction & Engineering — 1.3%
Comfort Systems U.S.A., Inc.	70,780	2,905,519
MasTec, Inc. (a)(b)	42,939	2,187,742
Primoris Services Corp.	13,918	346,558

		5,439,819

Consumer Finance — 0.8%
Enova International, Inc. (a)	70,137	1,543,014
Green Dot Corp., Class A (a)	30,698	1,999,361

		3,542,375

Distributors — 0.1%
Funko, Inc., Class A (a)	44,776	330,447

Diversified Consumer Services — 0.9%
Bridgepoint Education, Inc. (a)	23,612	157,492
Capella Education Co.	11,332	880,496
Carriage Services, Inc.	39,730	1,081,451
Grand Canyon Education, Inc. (a)	14,461	1,419,347
Weight Watchers International, Inc. (a)	7,434	502,687

		4,041,473

Security	Shares	Value
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	57,391	$2,459,204
Iridium Communications, Inc. (a)	8,820	103,194

		2,562,398

Electric Utilities — 1.7%
IDACORP, Inc.	66,974	5,428,243
Portland General Electric Co.	44,259	1,758,410

		7,186,653

Electrical Equipment — 0.3%
EnerSys	4,894	341,063
Generac Holdings, Inc. (a)	10,288	457,610
General Cable Corp.	10,254	303,006

		1,101,679

Electronic Equipment, Instruments & Components — 3.7%
AVX Corp.	20,641	357,089
Control4 Corp. (a)	3,984	95,775
Fitbit, Inc., Class A (a)(b)	309,826	1,480,968
Insight Enterprises, Inc. (a)	38,368	1,340,194
Novanta, Inc. (a)	2,596	144,987
OSI Systems, Inc. (a)(b)	32,311	2,040,117
PC Connection, Inc.	7,943	197,225
Rogers Corp. (a)	6,431	883,105
ScanSource, Inc. (a)	14,697	481,327
SYNNEX Corp.	42,550	5,261,308
Systemax, Inc.	14,241	406,865
Tech Data Corp. (a)	1,508	155,837
Vishay Intertechnology, Inc.	170,876	3,144,118
Vishay Precision Group, Inc. (a)	7,963	238,492

		16,227,407

Energy Equipment & Services — 1.8%
Archrock, Inc.	75,259	714,961
Basic Energy Services, Inc. (a)	4,723	76,418
C&J Energy Services, Inc. (a)	19,064	457,536
Diamond Offshore Drilling, Inc. (a)(b)	24,213	351,089
Exterran Corp. (a)	50,377	1,303,253
Mammoth Energy Services, Inc. (a)	16,188	423,802
Noble Corp. PLC (a)(b)	192,903	748,464
Pioneer Energy Services Corp. (a)	62,582	172,101
ProPetro Holding Corp. (a)(b)	181,567	2,928,676
Solaris Oilfield Infrastructure, Inc., Class A (a)	6,493	109,277
Superior Energy Services, Inc. (a)	46,946	401,388
TETRA Technologies, Inc. (a)	25,590	92,892

		7,779,857

Equity Real Estate Investment Trusts (REITs) — 5.4%
CatchMark Timber Trust, Inc., Class A	35,385	462,836
Chatham Lodging Trust (b)	53,956	981,460
DCT Industrial Trust, Inc.	25,537	1,413,473
DiamondRock Hospitality Co.	238,383	2,450,577
Easterly Government Properties, Inc. (b)	73,979	1,408,560
EastGroup Properties, Inc.	14,104	1,142,847
First Industrial Realty Trust, Inc.	165,661	4,643,478
GEO Group, Inc.	5,209	110,952
Hersha Hospitality Trust (b)	125,199	2,103,343
Kite Realty Group Trust	9,584	145,102
National Storage Affiliates Trust	67,264	1,649,986
Preferred Apartment Communities, Inc., Class A	47,702	664,489
PS Business Parks, Inc.	18,794	2,083,503
Ramco-Gershenson Properties Trust	16,305	192,073
Retail Opportunity Investments Corp.	22,489	385,911
Ryman Hospitality Properties, Inc.	10,675	736,148
STAG Industrial, Inc.	39,399	897,115
Terreno Realty Corp.	57,379	1,911,294

		23,383,147

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 0.9%
Performance Food Group Co. (a)	130,443	$3,998,078

Food Products — 0.4%
Calavo Growers, Inc.	3,919	334,487
Dean Foods Co.	136,566	1,184,027

		1,518,514

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	545	36,324
Southwest Gas Holdings, Inc.	31,327	2,063,823

		2,100,147

Health Care Equipment & Supplies — 4.2%
Abaxis, Inc.	12,557	837,175
Accuray, Inc. (a)(b)	253,035	1,404,344
AtriCure, Inc. (a)	38,302	676,796
Cantel Medical Corp.	28,261	3,287,037
CONMED Corp.	5,379	325,591
Cutera, Inc. (a)	8,511	383,421
Globus Medical, Inc., Class A (a)	7,145	340,388
Haemonetics Corp. (a)	4,876	345,708
Inogen, Inc. (a)	10,054	1,214,724
Insulet Corp. (a)(b)	17,570	1,319,331
LeMaitre Vascular, Inc.	12,394	430,815
Masimo Corp. (a)	48,155	4,215,007
Nevro Corp. (a)(b)	2,085	169,135
NxStage Medical, Inc. (a)	21,482	500,101
Orthofix International NV (a)	15,525	869,555
Penumbra, Inc. (a)	9,446	1,022,057
STAAR Surgical Co. (a)	32,642	512,479
Wright Medical Group NV (a)	16,303	331,766

		18,185,430

Health Care Providers & Services — 1.3%
Addus HomeCare Corp. (a)	1,365	46,888
AMN Healthcare Services, Inc. (a)	1,576	87,704
CorVel Corp. (a)	4,092	200,303
Diplomat Pharmacy, Inc. (a)	24,902	518,958
Encompass Health Corp.	26,448	1,408,620
Five Star Senior Living, Inc. (a)	20,102	29,148
LHC Group, Inc. (a)	34,786	2,239,523
PetIQ, Inc. (a)	6,629	145,175
Tivity Health, Inc. (a)	2,984	115,033
WellCare Health Plans, Inc. (a)	4,595	891,016

		5,682,368

Health Care Technology — 0.8%
Medidata Solutions, Inc. (a)(b)	44,201	2,902,238
Omnicell, Inc. (a)	2,436	106,331
Quality Systems, Inc. (a)	16,404	205,870
Vocera Communications, Inc. (a)	3,670	100,925

		3,315,364

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.	14,152	615,612
Bloomin’ Brands, Inc.	21,484	496,066
Century Casinos, Inc. (a)	46,655	371,840
Cheesecake Factory, Inc.	10,979	510,414
Del Taco Restaurants, Inc. (a)	43,506	548,176
La Quinta Holdings, Inc. (a)	30,758	580,711
Marcus Corp.	8,555	230,985
Pinnacle Entertainment, Inc. (a)	1,608	48,513
Ruth’s Hospitality Group, Inc.	29,626	727,318
Texas Roadhouse, Inc.	76,028	4,201,307

		8,330,942

Household Durables — 1.8%
Beazer Homes U.S.A., Inc. (a)	18,610	292,549
Century Communities, Inc. (a)	37,583	1,118,094
GoPro, Inc., Class A (a)(b)	83,338	448,358
iRobot Corp. (a)	25,878	1,758,410

Security	Shares	Value
Household Durables (continued)
MDC Holdings, Inc.	54,836	$1,517,860
Meritage Homes Corp. (a)	3,243	137,503
Taylor Morrison Home Corp., Class A (a)	23,060	517,466
TRI Pointe Group, Inc. (a)	33,572	514,659
William Lyon Homes, Class A (a)(b)	51,426	1,300,049

		7,604,948

Household Products — 0.2%
Central Garden & Pet Co. (a)	12,578	485,888
Central Garden & Pet Co., Class A (a)	7,552	273,684
WD-40 Co.	642	80,057

		839,629

Independent Power and Renewable Electricity Producers — 0.5%
NRG Yield, Inc., Class A	146,604	2,254,770
NRG Yield, Inc., Class C	3,354	52,490

		2,307,260

Insurance — 0.8%
Baldwin & Lyons, Inc., Class B	10,757	243,646
CNO Financial Group, Inc.	3,708	83,578
Employers Holdings, Inc.	13,257	519,012
Genworth Financial, Inc., Class A (a)	8,813	23,971
Infinity Property & Casualty Corp.	2,221	261,967
James River Group Holdings Ltd.	64,789	2,119,248
Trupanion, Inc. (a)(b)	4,847	143,617

		3,395,039

Internet & Direct Marketing Retail — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,073	63,159
Nutrisystem, Inc.	16,115	495,536
Overstock.com, Inc. (a)	701	42,340
Shutterfly, Inc. (a)	1,282	98,368
U.S. Auto Parts Network, Inc. (a)	11,983	24,805

		724,208

Internet Software & Services — 3.0%
Appfolio, Inc., Class A (a)	2,204	88,380
Box, Inc., Class A (a)	5,487	132,017
Care.com, Inc. (a)	34,975	625,353
Cimpress NV (a)	11,982	1,950,071
Cloudera, Inc. (a)	9,116	173,660
Cornerstone OnDemand, Inc. (a)	13,421	550,261
eGain Corp. (a)	6,434	49,864
Five9, Inc. (a)	17,128	520,006
GrubHub, Inc. (a)	13,307	1,322,849
Hortonworks, Inc. (a)	7,576	136,216
Limelight Networks, Inc. (a)	71,763	289,923
LivePerson, Inc. (a)	5,621	81,223
MINDBODY, Inc., Class A (a)	1,856	66,166
MongoDB, Inc. (a)	4,605	148,327
New Relic, Inc. (a)	10,632	763,165
NIC, Inc.	111,206	1,501,281
Nutanix, Inc., Class A (a)(b)	19,120	696,924
Okta, Inc. (a)	14,077	543,231
QuinStreet, Inc. (a)	9,246	121,400
Rhythmone PLC (a)	31,481	98,814
Shutterstock, Inc. (a)	13,085	657,521
Twilio, Inc., Class A (a)	20,133	687,743
Wix.com Ltd. (a)	3,124	234,456
Yelp, Inc. (a)	38,383	1,671,963

		13,110,814

IT Services — 1.1%
CSG Systems International, Inc.	27,201	1,269,743
EPAM Systems, Inc. (a)	13,436	1,519,880
Everi Holdings, Inc. (a)	23,744	176,893
Hackett Group, Inc.	73,859	1,331,678
Unisys Corp. (a)(b)	27,462	307,574

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Virtusa Corp. (a)	3,745	$178,711

		4,784,479

Leisure Products — 0.9%
Malibu Boats, Inc., Class A (a)	46,963	1,505,164
MCBC Holdings, Inc. (a)	97,240	2,383,352

		3,888,516

Life Sciences Tools & Services — 1.0%
Cambrex Corp. (a)	10,799	561,008
Enzo Biochem, Inc. (a)	54,993	348,106
Harvard Bioscience, Inc. (a)	23,285	109,439
Luminex Corp.	34,154	669,760
Medpace Holdings, Inc. (a)	23,046	738,624
Pacific Biosciences of California, Inc. (a)	39,345	93,641
PRA Health Sciences, Inc. (a)	18,964	1,592,976
Syneos Health, Inc. (a)	3,075	128,843

		4,242,397

Machinery — 4.7%
Alamo Group, Inc.	40,244	4,473,121
Altra Industrial Motion Corp.	2,215	96,131
Briggs & Stratton Corp.	77,819	1,749,371
ESCO Technologies, Inc.	8,470	498,883
Greenbrier Cos., Inc.	31,091	1,610,514
Kadant, Inc.	25,154	2,399,692
Lindsay Corp.	1,131	100,026
Manitowoc Co., Inc. (a)	9,495	282,191
Meritor, Inc. (a)	15,670	383,915
Milacron Holdings Corp. (a)	7,106	152,282
Miller Industries, Inc.	1,270	30,924
Rexnord Corp. (a)	142,205	4,121,101
Standex International Corp.	5,020	482,422
Watts Water Technologies, Inc., Class A	47,868	3,614,034
Woodward, Inc.	2,154	152,568

		20,147,175

Media — 1.4%
Central European Media Enterprises Ltd., Class A (a)	8,929	39,734
Entravision Communications Corp., Class A	421,427	2,718,204
Eros International PLC (a)(b)	37,803	499,000
Meredith Corp.	13,550	776,415
New Media Investment Group, Inc.	17,884	308,499
World Wrestling Entertainment, Inc., Class A	42,318	1,614,432

		5,956,284

Metals & Mining — 1.2%
Materion Corp.	6,198	312,379
Ryerson Holding Corp. (a)(b)	25,979	262,388
Schnitzer Steel Industries, Inc., Class A	82,611	2,808,774
TimkenSteel Corp. (a)	39,661	648,854
Worthington Industries, Inc.	27,818	1,230,668

		5,263,063

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.	89,579	766,796
Invesco Mortgage Capital, Inc.	62,775	964,852
Redwood Trust, Inc. (b)	15,330	224,584
TPG RE Finance Trust, Inc.	18,553	343,787

		2,300,019

Multiline Retail — 0.2%
Big Lots, Inc.	8,862	498,044
Dillard’s, Inc., Class A	4,755	387,770
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	3,175	188,436

		1,074,250

Security	Shares	Value
Multi-Utilities — 0.1%
Avista Corp.	13,391	$640,492

Oil, Gas & Consumable Fuels — 1.5%
Abraxas Petroleum Corp. (a)	62,754	134,921
Bill Barrett Corp. (a)	132,438	599,944
CVR Energy, Inc.	2,546	75,413
Denbury Resources, Inc. (a)	27,434	60,080
Eclipse Resources Corp. (a)	103,134	166,046
EP Energy Corp., Class A (a)	96,503	145,720
Evolution Petroleum Corp.	42,224	339,903
Green Plains Partners LP — MLP	3,756	67,232
Matador Resources Co. (a)	5,825	168,109
Northern Oil and Gas, Inc. (a)(b)	65,271	135,111
Oasis Midstream Partners LP — MLP	24,200	398,816
Oasis Petroleum, Inc. (a)	127,027	1,000,973
Pacific Ethanol, Inc. (a)(b)	199,274	817,023
Peabody Energy Corp.	16,979	691,215
Renewable Energy Group, Inc. (a)(b)	22,862	253,768
SandRidge Energy, Inc. (a)	19,970	280,778
SilverBow Resources, Inc. (a)	4,843	134,490
SRC Energy, Inc. (a)	70,774	627,765
W&T Offshore, Inc. (a)	126,621	492,556

		6,589,863

Paper & Forest Products — 0.2%
Boise Cascade Co.	15,571	627,511
Schweitzer-Mauduit International, Inc.	9,912	388,650

		1,016,161

Personal Products — 0.6%
Inter Parfums, Inc.	37,374	1,584,658
Medifast, Inc.	7,026	448,189
Natural Health Trends Corp.	704	12,271
USANA Health Sciences, Inc. (a)	6,135	468,714

		2,513,832

Pharmaceuticals — 2.3%
ANI Pharmaceuticals, Inc. (a)	964	61,763
Catalent, Inc. (a)	78,074	3,259,590
Corcept Therapeutics, Inc. (a)	81,327	1,235,357
Dermira, Inc. (a)	15,559	400,022
Durect Corp. (a)	66,925	81,649
Intersect ENT, Inc. (a)	10,495	386,741
Juniper Pharmaceuticals, Inc. (a)	2,269	19,060
Medicines Co. (a)	3,685	112,835
Nektar Therapeutics (a)	27,508	2,381,092
Omeros Corp. (a)(b)	3,199	32,310
Phibro Animal Health Corp., Class A	31,104	1,195,949
Prestige Brands Holdings, Inc. (a)(b)	15,833	535,155
Revance Therapeutics, Inc. (a)	9,020	279,169
Theravance Biopharma, Inc. (a)(b)	2,323	61,234

		10,041,926

Professional Services — 2.0%
CRA International, Inc.	26,954	1,347,430
Forrester Research, Inc.	4,299	174,109
Insperity, Inc.	73,966	4,829,980
Kelly Services, Inc., Class A	13,277	391,539
Korn/Ferry International	21,405	897,084
On Assignment, Inc. (a)	15,566	1,193,757

		8,833,899

Real Estate Management & Development — 0.4%
Kennedy-Wilson Holdings, Inc.	73,703	1,205,044
RE/MAX Holdings, Inc., Class A	6,766	374,160

		1,579,204

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail — 0.3%
Covenant Transportation Group, Inc., Class A (a)	1,265	$32,662
Hertz Global Holdings, Inc. (a)(b)	7,527	136,916
Marten Transport Ltd.	44,915	972,410

		1,141,988

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc. (a)	10,812	717,052
Alpha & Omega Semiconductor Ltd. (a)	55,174	848,024
Amkor Technology, Inc. (a)	11,819	118,781
Brooks Automation, Inc.	25,806	689,278
Cabot Microelectronics Corp.	10,690	1,089,311
Cirrus Logic, Inc. (a)	36,689	1,625,690
Cohu, Inc.	27,195	544,716
Diodes, Inc. (a)	29,626	891,743
Entegris, Inc.	112,635	3,739,482
Integrated Device Technology, Inc. (a)	31,453	954,284
Microsemi Corp. (a)	17,932	1,163,787
MKS Instruments, Inc.	20,102	2,238,358
Monolithic Power Systems, Inc.	24,066	2,817,166
Power Integrations, Inc.	6,209	417,245
Semtech Corp. (a)	6,033	203,010
Synaptics, Inc. (a)(b)	968	44,983
Ultra Clean Holdings, Inc. (a)	6,384	122,956
Xcerra Corp. (a)	11,151	111,510

		18,337,376

Software — 4.3%
A10 Networks, Inc. (a)	193,360	1,214,301
Bottomline Technologies, Inc. (a)	22,583	857,702
Fair Isaac Corp.	6,870	1,167,488
Imperva, Inc. (a)	33,892	1,581,062
MicroStrategy, Inc., Class A (a)	25,188	3,223,560
Progress Software Corp.	4,449	208,525
Proofpoint, Inc. (a)	9,138	979,319
RealNetworks, Inc. (a)	32,634	90,723
RingCentral, Inc., Class A (a)	37,788	2,367,418
Rosetta Stone, Inc. (a)	7,240	99,116
TiVo Corp.	8,050	120,750
Varonis Systems, Inc. (a)	41,156	2,310,909
Verint Systems, Inc. (a)	23,228	903,569
Zendesk, Inc. (a)(b)	82,575	3,565,588

		18,690,030

Specialty Retail — 2.1%
Aaron’s, Inc.	23,427	1,082,562
Abercrombie & Fitch Co., Class A	8,959	184,824
American Eagle Outfitters, Inc.	24,384	469,880
Asbury Automotive Group, Inc. (a)(b)	4,065	267,680
Big 5 Sporting Goods Corp. (b)	74,843	460,284
Boot Barn Holdings, Inc. (a)	8,616	151,814
Cato Corp., Class A	31,286	355,409
Children’s Place, Inc.	4,222	600,791
Citi Trends, Inc.	38,816	860,163
Group 1 Automotive, Inc.	31,091	2,140,304
Guess?, Inc.	22,720	358,749
National Vision Holdings, Inc. (a)	8,189	283,012
RH (a)	4,735	401,907
Sonic Automotive, Inc., Class A	42,403	831,099
Zumiez, Inc. (a)	31,735	625,179

		9,073,657

Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A (a)	81,587	1,767,990

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	6,220	470,108
Crocs, Inc. (a)	7,322	89,621
Deckers Outdoor Corp. (a)	16,228	1,534,844
Oxford Industries, Inc.	7,704	615,704
Perry Ellis International, Inc. (a)	27,741	739,852

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	9,929	$290,721

		3,740,850

Thrifts & Mortgage Finance — 3.3%
Charter Financial Corp.	8,127	161,321
Essent Group Ltd. (a)	86,094	3,881,978
Federal Agricultural Mortgage Corp., Class C	10,280	781,897
First Defiance Financial Corp.	21,752	1,157,424
LendingTree, Inc. (a)	376	131,036
Merchants Bancorp	9,660	198,030
Meridian Bancorp, Inc.	52,928	1,061,206
MGIC Investment Corp. (a)	45,297	624,646
Nationstar Mortgage Holdings, Inc. (a)	46,471	795,584
Radian Group, Inc.	23,664	485,585
Riverview Bancorp, Inc.	89,472	773,038
Sterling Bancorp, Inc.	11,200	156,800
TFS Financial Corp.	70,520	1,033,823
United Community Financial Corp.	9,410	86,948
Walker & Dunlop, Inc.	9,088	439,223
Washington Federal, Inc.	74,328	2,579,182

		14,347,721

Tobacco — 0.1%
Universal Corp.	8,029	394,625

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	59,878	4,215,411
Beacon Roofing Supply, Inc. (a)	29,688	1,570,792
CAI International, Inc. (a)	2,296	46,379
H&E Equipment Services, Inc.	6,772	255,237
MRC Global, Inc. (a)	30,781	508,810
Rush Enterprises, Inc., Class A (a)	25,513	1,084,558
Triton International Ltd.	11,348	323,645

		8,004,832

Water Utilities — 0.2%
SJW Group	18,915	1,001,360

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)	18,788	497,318

Total Common Stocks — 98.9% (Cost: $413,428,725)		428,041,914

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp. — CVR (a)(c)	835	1,912

Total Rights — 0.0% (Cost: $ — )		1,912

Total Long-Term Investments — 98.9% (Cost: $413,428,725)		428,043,826

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.29% (d)(f)	5,105,959	$5,105,959
SL Liquidity Series, LLC, Money Market Series, 1.61% (d)(e)(f)	18,551,380	18,549,525

Total Short-Term Securities — 5.4% (Cost: $23,655,726)		23,655,484

Value
Total Investments — 104.3% (Cost: $437,084,451)	$451,699,310
Liabilities in Excess of Other Assets — (4.3)%	(18,766,393)

Net Assets — 100.0%	$432,932,917

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,092,686	3,013,273	5,105,959	$5,105,959	$42,009		$15	$—
SL Liquidity Series, LLC, Money Market Series	621,030	17,930,350	18,551,380	18,549,525	68,208	(b)	(972)	(245)

				$23,655,484	$110,217		$(957)	$(245)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CVR     Contingent Value Rights

MLP     Master Limited Partnership

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	66	03/16/18	$4,987	$(43,216)

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks(a)	$428,041,914	$—	$—	$428,041,914
Rights(a)	—	—	1,912	1,912
Short-Term Securities	5,105,959	—	—	5,105,959

Subtotal	$433,147,873	$—	$1,912	$433,149,785

Investments Valued at NAV(b)				18,549,525

Total Investments				$451,699,310

Derivative Financial Instruments(c)
Liabilities

Equity contracts	$(43,216)	$—	$—	$(43,216)

(a)	See above Schedule of Investments for values in each industry.

(b)	As of February 28, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 18, 2018